Cash and cash equivalents - Summary of Detailed Information of Cash and Cash Equivalents (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	¥ 177,121		¥ 432,892
Deposits held at licensed payment platforms	2,478		3,350
Total	179,599	$ 24,714	436,242	$ 60,029	¥ 516,541	¥ 513,351
Restricted usage cash	13,700		16,900
China
Disclosure Of Cash And Cash Equivalents [Line Items]
Total	¥ 178,900		¥ 400,100